Segment Information (narrative) (detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Export [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	8.50%	9.00%	9.20%
Green Giant Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	11.00%	13.00%	13.00%
Fruit And Vegetable Segment [Member]
Segment Reporting Information [Line Items]
Assets Percentage	99.00%	99.00%	99.00%
Income Loss Fom Continuing Operations Before Income Taxes Percentage	100.00%	102.00%	93.00%